Accounting Principles - Schedule of Sensitivity of Derivative Fair Value to Probability of Transaction Completion (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Nov. 14, 2023
Disclosure of changes in accounting estimates [abstract]
Probability of transaction completion -2%	$ 41,640	$ 47,022
Expected probability of transaction completion estimated by management	42,694	48,365
Probability of transaction completion +2%	$ 43,748	$ 49,709